 Registration No. 33-33799
                                                             File No. 811-6001

                                UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No.   24                                          [X]
                             --------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No.    25                                                        [X]
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                    OPPENHEIMER GLOBAL OPPORTUNITIES FUND
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              (formerly Oppenheimer Global Growth & Income Fund)
              (Exact Name of Registrant as Specified in Charter)

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              6803 South Tucson Way, Centennial, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[    ]                 Immediately upon filing pursuant to paragraph (b)
[X]   On November 24, 2004 pursuant to paragraph (b)
         -----------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Global Opportunities Fund

Prospectus dated November 24, 2004

                                      Oppenheimer Global Opportunities Fund
                                      is a mutual fund that seeks capital
                                      appreciation consistent with the
                                      preservation of principal, while
                                      providing current income. It invests
                                      mainly in equity securities of U.S.
                                      and foreign issuers.
                                            This Prospectus contains
                                      important information's
                                      objective, its investment policies,
                                      strategies and risks. It also contains
                                      important information about how to buy
                                      and sell shares of the Fund and other
                                      account features. Please read this
                                      Prospectus carefully before you invest
                                      and keep it for future reference about
                                      your account.

As with all mutual funds, the
Securities and Exchange
Commission has not approved
or disapproved the Fund's securities
nor has it determined that this
Prospectus is accurate or complete.
It is a criminal offense to
represent otherwise.

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CONTENTS

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              ABOUT THE FUND

              3  The Fund's Investment Objective and Principal Investment
                 Strategies
              4  Main Risks of Investing in the Fund
              6  The Fund's Past Performance
              7  Fees and Expenses of the Fund
              9  About the Fund's Investments
              13 How the Fund is Managed

              15  ABOUT YOUR ACCOUNT

                How to Buy Shares
                Class A Shares
                Class B Shares
                Class C Shares
                Class N Shares
                Class Y Shares

              26 Special Investor Services
                 AccountLink
                 PhoneLink
                 OppenheimerFunds Internet Website
                 Retirement Plans

              28 How to Sell Shares
                 By Mail
                 By Telephone

              31 How to Exchange Shares
              33 Shareholder Account Rules and Policies
              35 Dividends, Capital Gains and Taxes
              37 Financial Highlights

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A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation consistent with preservation of principal, while providing current income.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. Some of those equity securities are expected to pay dividends which produce income for the Fund.  Currently the Fund emphasizes its investments in stocks, but may invest in debt securities when the Fund's investment
Manager, OppenheimerFunds, Inc., deems appropriate. The Fund is not required to invest any set percentage of its assets for growth or income. The Fund can invest in any country, including developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the Fund will normally invest in at least four countries
(including the United States).

      The Fund can invest in securities of corporate issuers in all capitalization ranges.
The Fund currently invests a substantial portion of its assets in small- and mid-sized companies whose prices may be more volatile than stocks issued by larger companies. These investments are more fully explained below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  In selecting securities for the Fund, the Manager looks primarily for companies with high growth potential in the U.S. and foreign markets that he believes have reasonably priced stocks in relation to overall stock market valuations. Currently the portfolio manager looks for stocks to provide growth opportunities, such as companies in industries with substantial barriers to new competition, such as high start-up costs, that may have competitive advantages over established companies in those industries.

      In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from global trends.  The trends, or "global themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. The portfolio manager does not invest a fixed amount of the Fund's assets according to these themes, and this strategy and the themes that are considered may change over time.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term with the opportunity for some current income, from a fund that normally has substantial foreign investments. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and foreign securities. Although the Fund invests in stocks that produce income, the income will likely be small, so it is not designed for investors needing income.  Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high-risk tolerance, but is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Fund's Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Because the Fund currently invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.
Stocks fluctuate in price, and their short-term volatility at times may be great. That volatility is likely to be even greater for stocks issued by small-and mid-sized companies of which the Fund may invest a substantial amount of its assets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  The Fund's emphasis of growth stocks can also result in higher volatility, as explained below under "Growth Stock Investments."

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry Focus.  At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

Risks of Growth Investing. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. If the company's earnings growth or stock price fails to increase as expected, the stock price of a growth company may decline sharply.

Special Risks of Stocks Issued by Small- and Mid-Sized Companies. While the Fund can invest in securities of any capitalization range, it may emphasize its investments in small-
      and medium-cap companies (currently, those having a market capitalization less than
      $2 billion and $9 billion, respectively). These companies can include both established and newer companies. While newer growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

      Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

Investing in Special Situations. Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer.
       However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

RISKS OF FOREIGN INVESTING. While foreign securities may offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.

Special Risks of Emerging Markets. While the Fund currently focuses on investing in developed markets, it can also invest in emerging or developing markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be very speculative.

      These countries might have less developed trading markets and exchanges.  Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.  Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stock funds, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the
Fund's shares, both before and after taxes, compare to those of a broad-based market index.
The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.
The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                   Annual Total Returns (Class A) (as of 12/31 each year)

      [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/04 through 9/30/04, the cumulative return (not annualized) before taxes for Class A shares was 2.07%.
During the period shown in the bar chart, the highest return (not  annualized)  before taxes for a calendar  quarter  was  32.45%  (4th Qtr 99) and the lowest  return  (not  annualized)
before taxes for a calendar quarter was -25.26% (3rd Qtr 02).

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Average Annual Total Returns       1 Year          5 Years            10 Years
for    the    periods    ended                   (or life of     (or life of class,
December 31, 2003                              class, if less)        if less)

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Class  A   Shares   (inception

10/22/90)                          48.21%           10.10%             11.69%
  Return Before Taxes              48.21%            9.37%              9.24%
  Return After Taxes on
  Distributions                    31.33%            8.41%              8.66%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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MSCI World IndexSM (reflects
no deduction for fees,

expenses or taxes)                 33.76%           -0.39%             7.58%1

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Class  B   Shares   (inception     51.05%           10.30%             13.77%

10/10/95)
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Class  C   Shares   (inception     55.02%           10.57%             11.51%

12/1/93)
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Class  N   Shares   (inception     55.78%           0.85%                N/A

3/1/01)
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Class  Y   Shares   (inception     57.92%           -2.60%               N/A

2/1/01)
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1 From 12/31/93

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge: of 5% (1-year) and 2% (5 years); and for Class C and Class N , the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
Because Class B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses
Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Morgan Stanley Capital International, Inc.
(MSCI) World IndexSM, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2004

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 Shareholder Fees (charges paid directly from your investment):

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                            Class A  Class B    Class C   Class N   Class Y
                             Shares    Shares    Shares    Shares     Shares
                            ----------------------------------------
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 Maximum Sales Charge        5.75%      None      None      None       None
 (Load) on purchases
 (as % of offering price)
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                            ---------------------------------------------------
 Maximum Deferred Sales      None1      5%2        1%3       1%4       None
 Charge (Load) (as % of
 the lower of the original
 offering price or
 redemption proceeds)
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 Redemption Fee (as a
 percentage of total
 redemption proceeds)5       2.00%     2.00%      2.00%     2.00%     2.00%
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 Annual Fund Operating Expenses (deducted from Fund assets):
 (% of average daily net assets)

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                            Class A  Class B    Class C   Class N   Class Y
                             Shares    Shares    Shares    Shares     Shares
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 Management Fees             0.71%     0.71%      0.71%     0.71%     0.71%

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 Distribution        and/or  0.25%     1.00%      1.00%     0.50%      N/A
 Service (12b-1) Fees

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 Other Expenses              0.23%     0.32%      0.25%     0.33%     0.14%

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 Total   Annual   Operating  1.19%     2.03%      1.96%     1.54%     0.85%
 Expenses

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Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees,  and  accounting  and  legal  expenses  that the Fund  pays.  The  Transfer  Agent has voluntarily  undertaken  to the Fund to limit the  transfer  agent  fees to 0.35% of average daily net  assets  per  fiscal  year for all  classes.  That  undertaking  may be amended or withdrawn  at any time.  For the Fund's  fiscal year ended  September  30, 2004 the transfer agent fees did not exceed the expense limitation described above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See
   "How to Buy Shares" for details.
2.    Applies to redemptions  in first year after  purchase.  The contingent  deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of
   Class N shares.
5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
   See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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    If shares are         1 Year       3 Years       5 Years       10 Years
      redeemed:
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 Class A Shares            $690          $933        $1,195         $1,943

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 Class B Shares            $708          $943        $1,304        $1,9611

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 Class C Shares            $301          $621        $1,067         $2,307

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 Class N Shares            $258          $490         $846          $1,848

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 Class Y Shares            $87           $272         $473          $1,053

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  If shares are not       1 Year       3 Years       5 Years       10 Years
      redeemed:
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 Class A Shares            $690          $933        $1,195         $1,943

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 Class B Shares            $208          $643        $1,104        $1,9611

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 Class C Shares            $201          $621        $1,067         $2,307

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 Class N Shares            $158          $490         $846          $1,848

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 Class Y Shares            $87           $272         $473          $1,053

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 In the first  example,  expenses  include  the  initial  sales  charge  for Class A and the applicable  Class B, Class C and Class N contingent  deferred sales charges.  In the second example,  the Class A expenses  include the sales charge,  but Class B, Class C and Class N expenses do not include  contingent  deferred  sales  charges.  There is no sales charge on
 Class Y shares.
 1. Class B expenses  for years 7 through  10 are based on Class A  expenses  since  Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus.  To seek growth, the Fund will invest primarily in common stocks and may invest in securities convertible into common stocks as well.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also, the
Fund does not concentrate 25% or more of its total assets in investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Growth Stock Investments. In selecting stocks for their growth potential, the Fund may buy stocks of established foreign and domestic companies that are entering a growth cycle in their business, as well as newer companies that may be developing new products or services, expanding into new markets or products or developing new technologies.
      Current examples include companies in the fields of telecommunications, computer software, and new consumer products.

      Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than competitors.

      Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results, or if growth investing falls out of favor with investors. Growth stocks may be subject to more volatility because of investor speculation about the issuer's prospects.

Foreign Securities. The foreign securities the Fund can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. See the "Main Risks"
      section above for a description of some of the risks associated with foreign investing and investment in emerging market countries.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can
change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities. When market conditions are conducive for the opportunity to seek current income, the Fund will invest in debt securities such as government and corporate bonds. The Fund may also invest in debt securities to moderate volatility. The Fund's investments in debt securities include U.S. government securities, foreign government securities, and foreign and domestic corporate bonds and debentures. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent credit rating by the
      Manager. The Fund's investments may be above or below investment grade in credit quality.

      The Fund can buy U.S. Treasury securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. government, such as collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

      The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S. Treasury securities.  They are typically issued by governments of developing countries and may have volatile prices and greater risks of default.

o     Credit Risk. Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay principal, the value of that bond and of the Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

o     Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise.  When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities. Securities that have been "stripped" of their interest coupons are very sensitive to interest rate changes.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

o     Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its assets in "lower-grade" securities, commonly known as "junk bonds." However, the Fund currently does not intend to invest more than 15% of its assets in lower-grade securities.

      Higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.  They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them, making it harder to sell them at an acceptable price.
      There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Fund might not achieve the expected income from lower-grade securities and that the Fund's net asset value per share could fall because of declines in the value of these securities.

Other Equity Investments. The Fund invests mainly in common stocks issued by domestic or foreign companies that the Manager believes have appreciation potential. Equity securities include common stocks, preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

Zero-Coupon and "Stripped" Securities.  Some of the U.S. government debt securities the
      Fund buys are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only and principal-only securities are particularly sensitive to changes in interest rates.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to
      15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative"
      investments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

o     There are Special Risks in Using Derivative Investments. Markets underlying securities and indices may move in a direction not anticipated by the Manager.
      Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline.

      The Fund has limits on the amount of particular types of derivatives it can hold.
      However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

Hedging.  The Fund can buy and sell certain derivatives, such as forward contracts, futures contracts, and put and call options, for use as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes and is not required to hedge in seeking its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

      The Fund could hedge for a number of purposes. It might hedge against changes in securities prices, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might hedge against changing interest rates. Buying futures and call options would tend to increase the Fund's exposure to the securities markets.  Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

      There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Portfolio Turnover.  The Fund's investment process may cause the Fund to engage in active and frequent trading.  Therefore, the Fund may engage in short-term trading while trying to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the
      Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the
      Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. The Fund might also hold these types of securities pending the investment proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve the capital appreciation aspect of its investment objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the
Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of
September 30, 2004 including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

Portfolio Manager.  The portfolio manager and assistant portfolio manager of the Fund are
      Frank Jennings and Randall Dishmon, respectively. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Jennings is a
      Vice President of the Fund and has been a Vice President of the Manager since 1995.
      Mr. Dishmon is an Assistant Vice President and Assistant Portfolio Manager of the
      Manager (since August 2004). Previously, he was an Assistant Vice President and
      Senior Research Analyst (since June 2001).  Prior to joining the Manager, he was a management consultant for with Booz, Allen & Hamilton (since May 1998).

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows:
      0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion,
      0.67% of the next $1.5 billion and 0.65% of average annual net assets in excess of
      $3.5 billion.  The Fund's management fee for the fiscal year ended September 30,
      2004, was 0.71% of average annual net assets for each class of shares.

PENDING LITIGATION.  Six law suits have been filed as putative derivative and class actions against the Fund's investment Manager, Distributor and Transfer Agent, some of the
Oppenheimer funds including the Fund, and Directors or Trustees of some of those funds. The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the defendant Directors or Trustees breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law.
Those law suits were filed on August 31, 2004, September 3, 2004, September 14, 2004,
September 14, 2004, September 21, 2004 and September 22, 2004, in the U.S. District Court
for the Southern District of New York. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the District Court into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint. The present complaints seek unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the
Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to
      P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for
      shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink,"
      below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special Investor
      Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the
      Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as
      $50. For any type of account established under one of these plans prior to November
      1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the
      Fund or other Oppenheimer funds (a list of them appears in the Statement of
      Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in
Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The
      Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation
      Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, in most cases the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day
      (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.
If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest.
      The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within
      12 months of buying them, you will normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?" below.
--------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
      For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or
      Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
      Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.
      Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing  for the  Longer  Term.  If you are  investing  less than  $100,000  for the longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N  shareholders.  Other features may not be advisable  (because of the effect of the  contingent  deferred sales charge) for Class
      B, Class C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by
      Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.
The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------

 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a

                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional
Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the
Fund's "Right of Accumulation" or a "Letter of Intent." The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To reduce the Class A front-end sales charge under the rates in the table above that apply to larger purchases, you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or previously made by you and your spouse and still held) in Class A and Class B shares of the Fund and other Oppenheimer funds
         (a list is in the Statement of Additional Information under "How to Buy
         Shares - The Oppenheimer Funds"). You may not include Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and
         403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including employee benefit plans for the same employer) that has multiple accounts. To qualify for this Right of
         Accumulation, if you are buying shares directly from the Fund you must inform the Fund's Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this
         Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary (depending on the way you are buying your shares) a copy of each account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible Oppenheimer fund accounts based on the current offering price per share to determine what
         Class A sales charge breakpoints you may qualify for on your current purchase.

o     Letters of Intent. You may also reduce the Class A front-end sales charge on current purchases of shares of the Fund under the rates in the table above by submitting a Letter of Intent to the Distributor. A Letter of Intent is a
         written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except Class A shares of
         Oppenheimer Money Market Fund and Oppenheimer Cash Reserves) over a 13-month period. The total amount of your intended purchases of Class A and Class B shares will determine the reduced sales charge rate that will apply to Class
         A shares of the Fund purchased during that period. You can include purchases
         made up to 90 days before the date of the Letter.   Submitting a Letter of
         Intent does not obligate you to purchase the specified amount of shares.
         You can also apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional
         Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the Distributor
offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds without sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other
         Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the Statement of
         Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain Class A and
         Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information,
         which is also available on the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the hyperlinks "Access Accounts and Services
         ------------------------
         - Investor Service Center"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in
         "Retirement Plans" in the Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts").  However, those Class
      A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of Oppenheimer funds in an  omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary (other than
      OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.
      In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption
      (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all
Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans
(including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and
403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants.
See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or
Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class
N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the
Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The
      Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has
      adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class
      N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of
      Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The
      Distributor normally retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B, Class C or
      Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as
      "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling
      1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
      OppenheimerFunds account you have already established by calling the special
      PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration
(and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

      Redemption Fee.  The Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase. The fee applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the Transfer Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days.  For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction.  Shares held the longest will be redeemed first.

      The redemption fee is not imposed on shares:

           held in omnibus accounts of a financial intermediary, such as a broker-dealer or a retirement plan fiduciary (however, shares held in retirement plans that are not in omnibus accounts, Oppenheimer-sponsored retirement plans such as
              IRAs, and 403(b)(7) plans are subject to the fee), if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee;
o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar fee-based programs and that have been identified to the Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the
Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on PhoneLink, call
      1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU  SELL  SHARES  THROUGH  your  DEALER?  The  Distributor  has  made  arrangements  to repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your  shares are held in the name of your  dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred sales charge will be based on the lesser of the net asset value of the  redeemed  shares  at the time of  redemption  or the  original  net asset  value.  A contingent deferred sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the
Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the
Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares any regular business day.

   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this
Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the
Statement of Additional Information or obtain one by calling a service representative at
1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the
      Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service  representative  or by using  PhoneLink  for  automated  exchanges  by calling
      1.800.225.5677.  Telephone  exchanges  may be made  only  between  accounts  that  are registered with the same name(s) and address.  Shares held under  certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account) receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  The Transfer Agent may delay the reinvestment of the proceeds of an exchange up to seven days if it determines in its discretion that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.
o     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the Fund's implementation of its investment strategies may be negatively affected or the
      Fund might have to raise or retain more cash than the portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's performance.  When the Transfer Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its investments, the Fund and the Transfer Agent may reject purchase orders and/or exchanges into the Fund.
      The history of exchange activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered by the Transfer Agent, with respect to the review of exchanges involving this Fund as part of the Transfer Agent's procedures to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the exercise of its judgment are not disruptive.  The
      Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to curtail that activity.

      As stated above, the Fund permits dealers or financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).  The Manager, the Distributor and/or the Transfer Agent have agreements with a limited number of broker-dealers and investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those broker-dealers or advisers agree to restrictions on their exchange activity (which are more stringent than the restrictions that apply to other shareholders).  Those restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts (including pursuant to the arrangements described above) if, in the Transfer Agent's judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.

   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o     The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth following the first paragraph under "How to
      Sell Shares" on page 28.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last "regular business day" of September.  See the
      Statement of Additional Information (shareholders may visit the OppenheimerFunds website) to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this
      Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under
      "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
      Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the
      Fund's privacy policy to shareholders having the same last name and address on the
      Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer
      Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing.
      Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income on an annual basis and to pay them to  shareholders  in December on a date  selected by the Board of Trustees.  Dividends  and  distributions  paid to Class A and
Class Y shares  will  generally  be higher than  dividends  for Class B, Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y shares.  The Fund has
no  fixed   dividend  rate  and  cannot   guarantee  that  it  will  pay  any  dividends  or
distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.
Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the
Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information is only a summary of certain  federal income tax  information  about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,               2004
2003              2002              2001            2000
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     22.05       $     15.06
$     17.96       $     30.02     $     23.37
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.06)
(.07)             (.03)              .08             .11
Net realized and unrealized gain (loss)            4.14
7.29             (2.83)           (11.28)           8.19

------------------------------------------------------------------------------------
Total from investment operations                   4.08
7.22             (2.86)           (11.20)           8.30
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 --
(.21)             (.02)             (.05)           (.33)
Tax return of capital                                --
(.02)               --                --              --
Distributions from net realized gain                 --
--              (.02)             (.81)          (1.32)

------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --
(.23)             (.04)             (.86)          (1.65)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     26.13       $     22.05
$     15.06       $     17.96     $     30.02

====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                18.50%
48.34%           (16.01)%          (38.30)%         36.54%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 1,572,487       $ 1,185,092
$   865,444       $ 1,061,527     $ 1,566,609
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,533,808       $   963,783
$ 1,209,791       $ 1,444,832     $ 1,159,085
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                      (0.20)%
(0.48)%           (0.17)%            0.38%           0.72%
Total expenses                                     1.19% 3,4         1.36%
3,4         1.40% 3,4         1.22% 3         1.20% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              52%
61%               39%               53%             48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                   2004
2003         2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.48      $   14.66
$   17.60      $   29.59    $     23.15
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.33)
(.26)        (.20)          (.08)          (.02)
Net realized and unrealized gain (loss)                4.10
7.15        (2.72)        (11.10)          8.02

---------------------------------------------------------------------
Total from investment operations                       3.77
6.89        (2.92)        (11.18)          8.00
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --
(.05)          --             --           (.24)
Tax return of capital                                    --
(.02)          --             --             --
Distributions from net realized gain                     --
--         (.02)          (.81)         (1.32)

---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --
(.07)        (.02)          (.81)         (1.56)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   25.25      $   21.48
$   14.66      $   17.60    $     29.59

=====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    17.55%
47.15%      (16.63)%       (38.74)%        35.48%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 701,803      $ 659,224    $
522,255      $ 674,707    $ 1,013,614
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 753,094      $ 564,030    $
747,894      $ 922,355    $   711,304
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (1.06)%
(1.28)%      (0.92)%        (0.37)%        (0.05)%
Total expenses                                         2.03%
2.23%        2.16%          1.97%          1.97%
Expenses after payments and waivers
and reduction to custodian expenses                     N/A 3,4
2.14%         N/A 3,4        N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%
61%          39%            53%            48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                   2004
2003          2002            2001          2000
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.49       $   14.67
$   17.61       $   29.61     $   23.15
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.26)
(.24)         (.19)           (.09)         (.07)
Net realized and unrealized gain (loss)                4.05
7.14         (2.73)         (11.10)         8.07

------------------------------------------------------------------------
Total from investment operations                       3.79
6.90         (2.92)         (11.19)         8.00
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --
(.06)           --              --          (.22)
Tax return of capital                                    --
(.02)           --              --            --
Distributions from net realized gain                     --
--          (.02)           (.81)        (1.32)

------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --
(.08)         (.02)           (.81)        (1.54)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   25.28       $   21.49
$   14.67       $   17.61     $   29.61

========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    17.64%
47.20%       (16.62)%        (38.75)%       35.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 385,820       $ 332,257
$ 253,560       $ 318,082     $ 494,774
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 393,202       $ 276,023
$ 356,480       $ 446,283     $ 377,158
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (0.99)%
(1.26)%       (0.90)%         (0.36)%       (0.05)%
Total expenses                                         1.96% 3,4       2.15%
3       2.13% 3,4       1.97% 3       1.98% 3
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%
61%           39%             53%           48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                  2004          2003
2002        2001 1
----------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  21.83      $  14.96    $
17.94      $  25.19
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05)         (.04)
(.06)         (.06)
Net realized and unrealized gain (loss)               4.00          7.15
(2.81)        (7.19)

--------------------------------------------------
Total from investment operations                      3.95          7.11
(2.87)        (7.25)
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --          (.22)
(.09)           --
Tax return of capital                                   --
(.02)         --            --
Distributions from net realized gain                    --            --
(.02)           --

--------------------------------------------------
Total dividends and/or distributions
to shareholders                                         --          (.24)
(.11)           --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  25.78      $  21.83    $
14.96      $  17.94

==================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.10%        47.94%
(16.19)%      (28.78)%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 40,989      $ 22,900    $
10,490      $  1,704
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 33,972      $ 15,577    $
8,179      $    407
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.54)%       (0.68)%
(1.33)%       (2.44)%
Total expenses                                        1.54%         1.70%
1.61%         1.58%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4,5
1.64%        N/A 4,5       N/A 4
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%
61%         39%           53%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                  2004       2003
2002      2001 1
-----------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  22.06    $ 15.09    $
17.99    $  28.40
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .07        .06
..09        (.05)
Net realized and unrealized gain (loss)               4.10       7.25
(2.85)     (10.36)

---------------------------------------------
Total from investment operations                      4.17       7.31
(2.76)     (10.41)
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --       (.32)
(.12)         --
Tax return of capital                                   --       (.02)
--          --
Distributions from net realized gain                    --         --
(.02)         --

---------------------------------------------
Total dividends and/or distributions
to shareholders                                         --       (.34)
(.14)         --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $  26.23    $ 22.06    $
15.09    $  17.99

=============================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.90%     49.07%
(15.58)%    (36.66)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 16,904    $ 8,519    $
4,144    $  4,215
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 14,612    $ 5,743    $
5,231    $  1,240
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          0.19%      0.04%
0.34%      (1.52)%
Total expenses                                        0.85%      0.90%
0.88%       1.08%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4      N/A 4
N/A 4      1.06%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%        61%
39%         53%

1. For the period from February 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Global Opportunities Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment
                                          -----------
of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]  OppenheimerFunds   Distributor,
Inc.

The Fund's SEC File No.: 811-6001
PR0215.001.1104

                                 Appendix to Prospectus of
                           Oppenheimer Global Opportunities Fund

      Graphic material included in the Prospectus of Oppenheimer Global Opportunities Fund
(the "Fund") under the heading: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Year Ended                               Annual Total Returns
----------                               --------------------
12/31/94                                 -4.70%
12/31/95                                 17.37%
12/31/96                                 15.32%
12/31/97                                 28.25%
12/31/98                                 12.83%
12/31/99                                 86.57%
12/31/00                                 -4.22%
12/31/01                                 -16.32%
12/31/02                                 -26.99%
12/31/03                                 57.25%

Oppenheimer Global Opportunities Fund
6803 South Tucson Way, Centennial, CO 80112

1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 24, 2004

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 24, 2004.  It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.. 2

About Your Account

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of Additional
Information  contains  supplemental  information  about those  policies and risks
and   the   types   of   securities   that   the   Fund's   investment   Manager,
OppenheimerFunds,  Inc.  (the  "Manager")  can  select  for the Fund.  Additional information is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.   The composition of the Fund's portfolio and
the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular equity and fixed-income securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

|X|   Investments in Equity Securities. The Fund focuses its investments in equity securities of both U.S. companies and foreign countries. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.  The Fund's investments can include stocks of companies in any market capitalization range, if the Manager believes the investment is consistent with the Fund's objective, including the preservation of principal.  Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies.  However, these securities also involve greater risks than securities of larger companies.  Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.  Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more.  Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the Fund's objective of reservation of principal.  As noted below, the Fund limits investments in unseasoned small cap issuers.

o     Growth Companies.  The Fund may invest in securities of "growth"
companies.  Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value.  They may be
established companies as well as newer companies in the development stage.
Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

      They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources.  They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry.  In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio manager of the Fund looks for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

o     Convertible Securities.  The value of a convertible security is a function  of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents."  As a result, the credit rating assigned to the security has less impact on the
Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible securities),
         and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

o     Rights and Warrants.  The Fund may invest up to 10% of its total assets in warrants or rights.  That limit does not apply to warrants and rights the
Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys.  The Fund does not expect that its investments in warrants and rights will exceed 5% of its net assets.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o     Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates prior to maturity decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

|X|   Foreign Securities.  The Fund expects to have substantial investments in foreign securities.  These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities.  They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.
      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to
U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain
"supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
International Bank for Reconstruction and Development (commonly called the
"World Bank"), the Asian Development bank and the Inter-American Development
Bank.

      The governmental members of these supranational entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the
"residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;

o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);

o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

      The Fund may invest in securities of issuers of Eastern European countries. The social, political and economic reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue. Eastern European countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities.  Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

      In addition, although investment  opportunities may exist in Eastern
European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. As a result investment opportunities which may currently exist may be threatened.

      The prior authoritarian governments of a number of the Eastern European countries previously expropriated large amounts of real and personal property, which may include property which will be represented by or held by entities issuing the securities the Fund might wish to purchase.  In many cases, the claims of the prior property owners against those governments were never finally settled.  There can be no assurance that any property represented by or held by entities issuing securities purchased by the Fund will not also be expropriated, nationalized, or confiscated.  If that property were confiscated, the Fund could lose a substantial portion of its investments in such countries.  The Fund's investments could also be adversely affected by exchange control regulations imposed in any of those countries.

o     Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act and under its own non-fundamental policies, the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to varying countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment
Companies".

|X|   Portfolio Turnover.  "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its last fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover
rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal
Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Debt Securities. The Fund can invest in a variety of domestic and foreign debt securities for current income. Foreign debt securities are subject to the risks of foreign securities described above. In general, domestic and foreign fixed-income securities are also subject to two additional types of risk:
credit risk and interest rate risk.

o     Credit Risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., at least "BBB" by Standard & Poor's Ratings Services or Fitch,
Inc., or have comparable ratings by another nationally recognized statistical rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness.  If the securities are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest payable on those securities, nor the cash income from them.  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include
U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS").

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage
Corporation obligations ("Freddie Macs").

o     Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities.
CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have significant amounts of its assets invested in mortgage related U.S.
government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, the Fund may
have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

o     Special Risks of Lower-Grade Securities. While it is not anticipated currently that the Fund will invest a substantial portion of its assets in lower-grade debt securities, the Fund can do so to seek current income. Because lower-grade securities tend to offer higher yields than investment grade securities, the Fund may invest in lower-grade securities if the Manager is trying to achieve greater income. In some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio. However, these investments will be made only when consistent with the goal of preservation of principal that is part of the Fund's objective.

      The Fund may invest up to 25% of its total assets in "lower grade" debt securities but the Manager does not intend currently to invest more than 15% of the Fund's total assets in securities rated below "BBB" or "Baa." "Lower-grade"
debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in limitation on the percentage of  the Fund's assets that can be invested in lower-grade securities.  The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities.  The issuer's low creditworthiness may increase the potential for its insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.  In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of
Additional Information.

      However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to
special risks, and have some speculative characteristics. A description of the debt security ratings definitions of the principal rating organizations is included in Appendix A to this Statement of Additional Information.

|X|   Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately.
The Fund can buy different types of zero-coupon or stripped securities, including, among others, U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   Commercial (Privately-Issued) Mortgage Related Securities. The Fund may
invest in commercial mortgage related securities issued by private entities.
Generally these are multi-class debt or pass through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

|X|   "Stripped" Mortgage Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a
"principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.  The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

|X|   Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.
As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days'
notice to the holder.

|X|   Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund may not invest more than 5% of its net assets in those securities.
|X|   Real Estate Investment Trusts (REITs). The Fund can invest in real estate investment trusts, as well as real estate development companies and operating companies. It can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|   When-Issued and Delayed-Delivery Transactions.  The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" or "forward commitment" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted).  The securities are subject to change in value from market fluctuations during the period until settlement.
The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the
Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|   Participation Interests.  The Fund may invest in participation interests, subject to the Fund's limitation on investments in illiquid investments.  A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan.  No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower.
The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|   Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so
o     for liquidity purposes to meet anticipated redemptions of Fund shares, or
o     pending the investment of the proceeds from sales of Fund shares, or
o     pending the settlement of portfolio securities transactions, or
o     for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o     Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date.
The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them. These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

|X|   Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the
Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements.  Those securities have contractual restrictions on their public resale.  Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus.  Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Forward Rolls.  The Fund can enter into "forward roll" transactions with respect to mortgage related securities.  In this type of transaction, the Fund sells a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks.  During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

|X|   Loans of Portfolio Securities.  To raise cash for liquidity purposes or income, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's net assets.  The Fund currently does not intend to engage in loans of securities in the coming year, but if it does so, such loans will not likely exceed 5% of the
Fund's total assets.

      There are some risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, or securities of the U.S.
Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Borrowing for Leverage. The Fund has the ability to borrow on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." As a matter of fundamental policy, the Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      Currently, under the Investment Company Act, absent exemptive relief, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowing except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.  Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

      If the value of a Fund's assets, so computed, should fail to meet the
300% asset coverage requirement, the Fund is required, within three days thereafter (not including Sundays and holidays) reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.  Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings.  If it does borrow, its expenses will be greater other things being equal, than comparable funds that do not borrow.
Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case. Currently, the Manager does not anticipate that under normal market conditions, the Fund's borrowings would exceed 5% of its net assets.

|X|   Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.
They are issued by trusts or special-purpose corporations.  They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers.  The income from the pool is passed through to the holders of participation interest in the pools.  The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However, the enhancement, if any, might not be for the full par value of the security.  If the enhancement is exhausted and any required payments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.  Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

|X|   Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of
Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and it is not obligated to use them in seeking its objective.
      Some of the derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities"
of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the
Manager expected.

      Other derivative investments the Fund can invest in include
"index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund may use. Typically these are short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

|X|   Hedging.  Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. It is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are referred to as "stock index futures"),
(2) an individual stock ("single stock futures"), (3) bond indices (these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"), (5) foreign currencies (these are referred to as "forward contracts") and (6) commodities.

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions (except forward contracts)
are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options.  The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the
Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  Up to 50% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium).
The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.
      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a  "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the
Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's
books.  The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future.  Because of this identification requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 50% of the
Fund's net assets would be required to be identified to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The
Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.
Any profits from writing puts are considered short-term capital gains for
Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts.  The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the
Fund exercises the call.  If the Fund does not exercise the call or sell it
(whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies.  The Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a "cross-hedging" strategy.  In those circumstances, the Fund covers the option by identifying on its books cash, U.S. government securities or other liquid securities in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.
o     Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the
U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The
Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions.  This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the
Fund's commitment under forward
contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the
Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade.  If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities that it owns.
The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on the Fund's books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.
The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap.  It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract.  The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.  Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o     "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be
"structured" by the purchaser (the Fund) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

o     Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the
Commodity Exchange Act (CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of the staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles"
for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.     gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
2.     gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade
         (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.  The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without
shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue "senior securities", but this does not prohibit certain investment activities for which assets of the Fund are designated as identified on the Fund's books, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the  Fund  makes an  investment  (except  in the case of  borrowing  and investments in illiquid  securities).  The Fund need not sell  securities to meet the percentage  limits if the value of the investment  increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in
Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot sell securities short except in "short sales
"against-the-box." However, the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of Section 12(d)(1) of the Investment Company Act of 1940.

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1990.
Formerly known as Oppenheimer Global Growth & Income Fund, the Fund changed its name to Oppenheimer Global Opportunities Fund on June 1, 2003.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class C,
Class N and Class Y.  All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional
investors may elect to purchase Class Y shares.   Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee.  The Audit Committee
is comprised solely of Independent Trustees.  The members of the Audit
Committee are Joel Motley (Chairman), Mary Miller, Edward V. Regan and Kenneth
Randall. The Audit Committee held 7 meetings during the Fund's fiscal year ended September 30, 2004. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The
Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the
Fund's internal accounting procedures, and controls and reviews reports of the
Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Joel Motley and Phillip Griffiths. The Regulatory & Oversight
Committee held 6 meetings during the Fund's fiscal year ended September 30,
2004. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Phillip Griffiths (Chairman),
Kenneth Randall and Russell S. Reynolds, Jr.  The Governance Committee held 7 meetings during the Fund's fiscal year ended September 30, 2004. The Governance
Committee reviews the Fund's governance guidelines, the adequacy of the Fund's
Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward V. Regan (Chairman),
Russell S. Reynolds Jr. and John V. Murphy.  The Proxy Committee held 1 meeting during the Fund's fiscal year ended September 30, 2004.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an "Independent Trustee" under the Investment Company Act. Mr. Murphy is an
"Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds
(referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals          Oppenheimer Global Opportunities Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund    Oppenheimer Growth Fund
Oppenheimer Balanced Fund                Oppenheimer International Growth Fund

                                         Oppenheimer  International  Small Company

Oppenheimer Capital Appreciation Fund    Fund
Oppenheimer Capital Preservation Fund    Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund      Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund               Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund         Oppenheimer Series Fund, Inc.
Oppenheimer Emerging Technologies Fund   Oppenheimer U.S. Government Trust
Oppenheimer Enterprise Fund
Oppenheimer Global Fund

      In addition to being a trustee or director of the Board I Funds, Mr.
Galli is also a director or trustee of 10 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Dishmon, Gillespie, Miao, Jennings, Murphy, Petersen, Vandehey,
Vottiero, Wixted and Zack, and Mses. Bloomberg, Ives and Lee respectively hold the same offices with one or more of the other Board I Funds as with the Fund.
As of October 29, 2004, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the
Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the
Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   Affiliated Transactions and Material Business Relationships. Mr. Reynolds
has reported he has a controlling interest in The Directorship Group, Inc.
("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company (which controls the Manager) for fees of $137,500 for calendar year ended December 31,
2002. Mr. Reynolds reported that The Directorship Search Group did not provide consulting services to Massachusetts Mutual Life Insurance Company during the calendar year ended December 31, 2003, and does not expect to provide any such services in the calendar year ended December 31, 2004.

      The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The Directorship
Search Group and Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds'
status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

     The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal. Ms. Mary Miller was elected to the Board I Funds effective August 13, 2004 and therefore did not hold shares of Board I Funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5        Dollar     Aggregate

                                                                           Dollar
                                                                          Range Of

                                                                           Shares
                                                                         Beneficially
                                                                          Owned in

Position(s) Held  Years;                                      Range of   Any of the
with Fund,        Other Trusteeships/Directorships Held by     Shares    Oppenheimer
Length of         Trustee;                                   Beneficially   Funds
Service,          Number  of   Portfolios  in  Fund  Complex  Owned in    Overseen
Age               Currently Overseen by Trustee               the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K.        Of Counsel (since June 1993) Hogan &          None        Over
Yeutter,          Hartson (a law firm); a director (since
Chairman of the   2002) of Danielson Holding Corp. Formerly
Board of          a director of Weyerhaeuser Corp.
Trustees since    (1999-April 2004), Caterpillar, Inc.
2003;             (1993-December 2002), ConAgra Foods
Trustee since     (1993-2001), Texas Instruments
1993              (1993-2001) and FMC Corporation                         $100,000
Age: 73           (1993-2001). Oversees 25 portfolios in

                  the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,  A trustee or director of other             Over           Over
Trustee since     Oppenheimer funds. Oversees 35 portfolios
1993              in the OppenheimerFunds complex.

Age: 71                                                      $100,000     $100,000

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.        A director (since 1991) of the Institute   None           Over

Griffiths,        for Advanced Study, Princeton, N.J., a
Trustee since     director (since 2001) of GSI Lumonics, a
1999              trustee (since 1983) of Woodward Academy,
Age: 66           a Senior Advisor (since 2001) of The

                  Andrew W. Mellon Foundation. A member of:
                  the National Academy of Sciences (since
                  1979), American Academy of Arts and
                  Sciences (since 1995), American
                  Philosophical Society (since 1996) and
                  Council on Foreign Relations (since
                  2002). Formerly a director of Bankers                   $100,000
                  Trust New York Corporation (1994-1999).
                  Oversees 25 portfolios in the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mary F. Miller,   Formerly a Senior Vice President and          None        None
Trustee since     General Auditor, American Express Company
2004              (July 1998-February 2003). Member of
Age: 62           Trustees of the American Symphony
                  Orchestra (October 1998 to present).
                  Oversees 25 portfolios in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley,   Director (since January 2002) Columbia     None        $10,001-$50,000
Trustee since     Equity Financial Corp. (privately-held
2002              financial adviser); Managing Director
Age: 52           (since January 2002) Carmona Motley, Inc.
                  (privately-held financial adviser).
                  Formerly a Managing Director of Carmona
                  Motley Hoffman Inc. (privately-held
                  financial adviser) (January 1998-December
                  2001). Oversees 25 portfolios in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A.        A director (since February 1972) of        None           Over
Randall, Trustee  Dominion Resources, Inc. (electric
since 1990        utility holding company); formerly a
Age: 77           director of Prime Retail, Inc. (real
                  estate investment trust) and Dominion
                  Energy, Inc. (electric power and oil &
                  gas producer), President and Chief
                  Executive Officer of The Conference
                  Board, Inc. (international economic and
                  business research) and a director of
                  Lumbermens Mutual Casualty Company,
                  American Motorists Insurance Company and                $100,000
                  American Manufacturers Mutual Insurance
                  Company. Oversees 25 portfolios in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,  President,   Baruch   College,   CUNY;   a None        $10,001-$50,000
Trustee since     director   of   RBAsset    (real    estate
1993              manager);   a   director   of   OffitBank;
Age: 74           formerly  Trustee,   Financial  Accounting
                  Foundation (FASB and GASB),  Senior Fellow
                  of Jerome Levy Economics  Institute,  Bard
                  College,  Chairman of Municipal Assistance
                  Corporation  for the City of New York, New
                  York State  Comptroller and Trustee of New
                  York  State  and  Local  Retirement  Fund.
                  Oversees 25  investment  companies  in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S.        Chairman (since 1993) of The  Directorship None        $10,001-$50,000
Reynolds, Jr.,    Search Group, Inc.  (corporate  governance
Trustee since     consulting  and executive  recruiting);  a
1990              Life   Trustee  of   International   House
Age: 72           (non-profit educational  organization);  a
                  former trustee of The  Historical  Society
                  of the  Town  of  Greenwich.  Oversees  25
                  portfolios    in   the    OppenheimerFunds
                  complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5       Dollar      Aggregate

                                                                         Dollar
                                                                        Range Of

                                                                   Shares
                                                                   Beneficially
                                                                   Owned in

                  Years;                                      Range of   Any of the
Position(s) Held  Other Trusteeships/Directorships Held by    Shares     Oppenheimer
with Fund,        Trustee;                                    Beneficiall   Funds
Length of Service Number  of   Portfolios   in  Fund  Complex Owned in    Overseen
Age               Currently Overseen by Trustee                the Fund  by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,   Chairman,   Chief  Executive   Officer  and None          Over
President and     director  (since  June 2001) and  President
Trustee           (since  September  2000)  of  the  Manager;
Trustee since     President  and a  director  or  trustee  of
2001              other  Oppenheimer  funds;  President and a
Age: 55           director  (since July 2001) of  Oppenheimer
                  Acquisition  Corp.  (the  Manager's  parent
                  holding   company)   and   of   Oppenheimer
                  Partnership   Holdings,   Inc.  (a  holding
                  company  subsidiary  of  the  Manager);   a
                  director    (since    November   2001)   of
                  OppenheimerFunds   Distributor,   Inc.   (a
                  subsidiary of the Manager);  Chairman and a
                  director  (since July 2001) of  Shareholder
                  Services,    Inc.   and   of    Shareholder
                  Financial  Services,  Inc.  (transfer agent
                  subsidiaries  of  the  Manager);  President
                  and  a  director   (since   July  2001)  of
                  OppenheimerFunds    Legacy    Program    (a
                  charitable  trust  program  established  by
                  the  Manager);  a director of the following
                  investment  advisory  subsidiaries  of  the
                  Manager:     OFI    Institutional     Asset
                  Management,    Inc.,    Centennial    Asset
                  Management Corporation,  Trinity Investment
                  Management  Corporation and Tremont Capital
                  Management,  Inc.  (since  November  2001),
                  HarbourView  Asset  Management  Corporation
                  and OFI Private  Investments,  Inc.  (since
                  July 2001);  President  (since  November 1,
                  2001) and a director  (since  July 2001) of
                  Oppenheimer  Real Asset  Management,  Inc.;
                  Executive  Vice President  (since  February
                  1997)   of   Massachusetts    Mutual   Life
                  Insurance  Company  (the  Manager's  parent
                  company);  a director  (since June 1995) of
                  DLB  Acquisition   Corporation  (a  holding
                  company  that  owns the  shares  of  Babson
                  Capital  Management  LLC);  a member of the
                  Investment  Company  Institute's  Board  of
                  Governors  (elected  to serve from  October
                  3,  2003  through   September   30,  2006).
                  Formerly,     Chief    Operating    Officer
                  (September  2000-June 2001) of the Manager;
                  President     and     trustee     (November
                  1999-November    2001)   of   MML    Series             $100,000
                  Investment      Fund     and     MassMutual
                  Institutional  Funds  (open-end  investment
                  companies);     a    director    (September
                  1999-August  2000) of C.M.  Life  Insurance
                  Company;    President,    Chief   Executive
                  Officer     and     director     (September
                  1999-August  2000)  of MML Bay  State  Life
                  Insurance   Company;   a   director   (June
                  1989-June  1998) of  Emerald  Isle  Bancorp
                  and Hibernia  Savings Bank (a  wholly-owned
                  subsidiary   of  Emerald   Isle   Bancorp).
                  Oversees 63 portfolios as  Trustee/Director
                  and 21 additional  portfolios as Officer in
                  the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

The address of the Officers in the chart below is as follows: for Messrs.
Dishmon, Jennings, Zack, Gillespie and Miao and Meses. Bloomberg and Lee, Two
World Financial Center, 225 Liberty Street, New York, NY 10281-1008, for
Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Officer serves for an indefinite term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund

Length of Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Frank Jennings, Vice    Vice President of the Manager since September 1995; an

President and           officer of 1 portfolio in the OppenheimerFunds complex.
Portfolio Manager
since 1995

Age: 57

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Randall Dishmon,        Assistant  Vice  President of the Manager (since June 2001);
Assistant Vice          formerly  an  associate  with  Booz  Allen &  Hamilton  (May
President and           1998-June  2001);   manager  of  environmental   affairs  at
Portfolio Manager       UtiliCorp United, Inc. (January 1996-August 1999).
since
Age: 38

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
                        March 2004) of the Manager; Vice President (since June
Vice President and      1983) of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance        Asset Management Corporation and Shareholder Services, Inc.
Officer since 2004      Formerly (until February 2004) Vice President and Director
Age:  54                of Internal Audit of OppenheimerFunds, Inc. An officer of
                        84 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                        Senior Vice  President and  Treasurer  (since March 1999) of the  Manager;  Treasurer  of  HarbourView  Asset  Management
                        Corporation,    Shareholder   Financial   Services,    Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
Brian W. Wixted,        November 2000),  and of  OppenheimerFunds  Legacy Program (a
Treasurer since 1999    Colorado   non-profit   corporation)   (since   June  2003);
Age:  45                Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003);   Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)   at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 84 portfolios
Age: 34                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting  of the Manager since March
Assistant Treasurer     2002.  Formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age:  41                Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 84 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Secretary since 2001    Counsel  (since  February  2002)  of  the  Manager;  General
since 2002              Counsel  and  a  director   (since  November  2001)  of  the
Age:  56                Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 84 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age:  38                October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,               Assistant Vice President and Assistant Counsel of the
Assistant Secretary since  Manager (since December 2000); formerly an attorney and
2004 Age:  34              Assistant Secretary of Van Eck Global (until December
                           2000). An officer of 84 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,         Vice President and Associate Counsel of the Manager
Assistant Secretary since  since May 2004; formerly First Vice President and
2004                       Associate General Counsel of UBS Financial Services Inc.
Age:  36                   (formerly, PaineWebber Incorporated) (May 1999 - April
                           2004) prior to which she was an Associate at Skaden,
                           Arps, Slate, Meagher & Flom, LLP (September 1996 - April
                           1999). An officer of 84 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,      Senior Vice President and Deputy General Counsel of the
Assistant Secretary since  Manager since September 2004. Formerly Mr. Gillespie
2004                       held the following positions at Merrill Lynch Investment
Age:  40                   Management: First Vice President (2001-September 2004);
                           Director (from 2000) and Vice President (1998-2000). An
                           officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

W. Wayne Miao,             Assistant Vice President and Assistant Counsel of the
Assistant Secretary since  Manager since June 2004. Formerly an Associate with
2004                       Sidley Austin Brown & Wood LLP (September 1999 - May
Age:  31                   2004). An officer of 74 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund and Mr. Murphy (who is an officer and Trustee of the Fund) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2004. The compensation from all 25 of the Board I Funds
(including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

------------------------------------------------------------------------------------
Trustee Name and        Aggregate     Retirement     Estimated          Total
                                                                    Compensation
                                                                      From All
                                                       Annual        Oppenheimer
                                       Benefits      Retirement    Funds For Which
Other Fund                            Accrued as    Benefits to      Individual
Position(s)           Compensation   Part of Fund   be Paid Upon      Serves As
(as applicable)        From Fund1      Expenses     Retirement2   Trustee/Director
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter       13,0983       $10,895        $61,306         $152,079

Chairman of the Board
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli          $9,752         $7,084        $80,9234        $213,5365

Regulatory &
Oversight Committee
Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip A. Griffiths
Governance Committee
Chairman and

Regulatory &            $10,0236        $3,377        $23,309          $74,500
Oversight Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller7
Audit Committee            $0             $0             $0              $0
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley
Audit Committee
Chairman and
Regulatory &            $10,6088        $1,202        $14,530          $68,900
Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kenneth A. Randall
Audit Committee
Member and               $9,279           $0          $79,622          $93,989
Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Edward V. Regan          $8,854         $8,122        $59,353          $98,983
Proxy Committee
Chairman and Audit
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds,
Jr.
Proxy Committee
Member and               $7,813         $7,178        $60,720          $77,002
Governance Committee
Member

------------------------------------------------------------------------------------

Messrs.  Levy,  Lipstein and Spiro and Ms. Moynihan  retired as Trustees from the
Board I Funds  effective  January 1, 2003,  March 31, 2003,  October 31, 2004 and
July 31, 2003,  respectively.  For the fiscal year ended  September 30, 2004, Mr.
Spiro and Ms. Moynihan  received $4,832 and $603 aggregate  compensation from the
Fund,  respectively.  For calendar year ended  December 31, 2003,  Messrs.  Levy,
Lipstein,  and Spiro and Ms.  Moynihan each received  $43,425,  $75,076,  $64,080 and  $88,229  respectively,  of total  compensation  from all of the  Oppenheimer funds for which they served as Trustees.

1.    Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a Trustee.
2.    Estimated Annual Retirement Benefits to be Paid Upon Retirement is
   based on a straight life payment plan election with the assumption  that a
   Trustee will retire at the age of 75 and is eligible (after 7 years of  service)
   to receive retirement plan benefits as described below under  "Retirement
   Plan for Trustees."
3.    Includes $3,274 deferred by Mr.Yeutter under the Deferred Compensation
  Plan described below.

4.    Includes $36,990  estimated to be  paid to Mr. Galli for  serving as a trustee or director of 10 other Oppenheimer funds that are not Board I
   Funds.
5.    Includes $96,000 paid to Mr.Galli for serving as trustee or director of 10 other  Oppenheimer funds that are not Board I Funds.
6.    Includes $10,023 deferred by  Mr. Griffiths under the Deferred Compensation
  Plan described below. Ms. Miller was appointed to Board I on August 13, 2004 and therefore did not receive any compensation for the period covered herein.

8.    Includes $4,243 deferred by Mr. Motley under the Deferred Compensation Plan described below.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each
Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

      Deferred Compensation Plan for Trustees. The Board of Trustees
has adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred fee account.

|X|   Major Shareholders.  As of October 29, 2004, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares, and their holdings of that class as of that date, were the following:

      Charles Schwab & Co. Inc., Special Custody Account for the Exclusive
      Benefit of Customers, Attn.: Mutual Funds,
      101 Montgomery St.,
      San Francisco, CA 94104-4122,
      which owned 10,585,300.101 Class A shares (17.73% of the Class A shares then outstanding).

      Merrill Lynch Pierce Fenner & Smith,  Inc., for the Sole Benefit of its
      Customers, Attn.: Fund Admin/#97C25,
      4800 Deer Lake Dr.  E, Fl.  3,
      Jacksonville, FL  32246-6484,
      which owned 1,319,223.172 Class C shares (8.70% of the Class C shares then outstanding).

      IBT & Co, Cust., OppenheimerFunds Cap Accum. Plan, Attn.: MML037,
      200 Clarendon St., Fl. 16,
      Boston, MA 02116-5048,
      which owned 357,389.123 Class Y  shares (55.23% of the Class Y  shares then outstanding).

      Mass Mutual Life Insurance Co., Separate Investment Acct., Attn: N225,
      1295 State St.,
      Springfield, MA 01111-0001,
      which owned 289,161.134 Class Y shares (44.68% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The
Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities  ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the
Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual
            circumstances. The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management
            proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.
-----------

      |X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business.
The portfolio manager and assistant portfolio manager of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio department provide the portfolio manager and assistant portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs  and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative  proportion of the Fund's net assets represented by that class. The Mana management fees paid  Fees by the Fund to the Manager during its last three fiscal years were:

                           Management Fee
                           Paid to
Fiscal   Year   ended      OppenheimerFunds, Inc.
9/30:
------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                                $16,771,978
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2003                                $13,352,468
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2004                                $19,459,888

--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith, errors or omissions in connection with matters to which the investment advisory agreement relates.

            The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

|X|      |X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;

o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.
The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commission paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

      Subject to those considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the investment advisory agreement also permits the Manager to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.
Notwithstanding that authority, and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.  However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the
Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

---------------------------------------------------------------------------
 Fiscal Year Ended 9/30:    Total Brokerage Commissions Paid by the Fund1
---------------------------------------------------------------------------
---------------------------------------------------------------------------

           2002                              $4,190,379

---------------------------------------------------------------------------
---------------------------------------------------------------------------

           2003                              $5,636,292

---------------------------------------------------------------------------
---------------------------------------------------------------------------

           2004                              $5,623,7442

---------------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal transactions on a net trade basis.

2.    In the fiscal year ended 9/30/04, the amount of transactions directed to brokers for research services was $195,493,596 and the amount of the commissions paid to broker-dealers for those services was $407,473.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
9/30      Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  2002       $2,801,900       $769,311
-------------------------------------------
-------------------------------------------
  2003       $1,513,467       $449,808
-------------------------------------------
-------------------------------------------

  2004       $3,126,942       $846,869

-------------------------------------------
1.    Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
9/30      Distributor1     Distributor1    Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002        $272,589       $4,222,640        $682,449         $129,871
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003        $177,000       $1,561,426        $279,291         $81,444
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2004        $255,722       $2,204,186        $581,203         $177,954

-----------------------------------------------------------------------------

1.    The Distributor  advances concession  payments to financial  intermediaries for  certain  sales of Class A shares and for sales of Class B, Class C and
   Class N shares from its own resources at the time of sale.

------------------------------------------------------------------------------
Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
9/30      Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2002        $28,906        $2,339,843         $58,786          $83,676

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2003        $22,369        $1,815,446         $45,172          $40,014
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2004        $17,822        $1,455,288         $47,121          $51,086

------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The
Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the
Distributor makes service fee payments to recipients quarterly on those shares.
The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If
Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended September 30, 2004 payments under the Class A plan totaled $3,768,012, of which $75,256 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $164,734 paid to an affiliate of the Distributor's parent company.
 Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year
Class B, Class C or Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class
C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B,
Class C and Class N shares.  The distributor does not receive or retain the service fee on Class B, Class C or Class N shares in accounts for which it is listed as the broker-dealer of record.

      The asset-based sales charge and service fees increase Class B and Class
C expenses by 1.00% and the asset-based sales charge and service fees increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and Class
N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B, Class
         C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,

o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and

o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and
(ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at
0.70% of annual gross sales of shares of the Fund. If those categories of expenses exceed the capped amount, the Distributor bears the excess costs. If the Class B, Class C or Class N plan were to be terminated by the Fund, the
Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

--------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor for the Fiscal Year Ended 9/30/04

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total Payments   Amount          Distributor's    Distributor's
                                               Aggregate        Unreimbursed
                                               Unreimbursed     Expenses as %
                               Retained by     Expenses Under   of Net Assets
              Under Plan       Distributor     Plan             of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $7,528,746      $5,774,5251     $17,852,997         2.54%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $3,930,373       $477,2222       $6,273,612         1.63%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan      $169,531        $111,9823        $365,266          0.89%

--------------------------------------------------------------------------------

1.    Includes $80,325 paid to an affiliate of the Distributor's parent company.
2.    Includes $92,992 paid to an affiliate of the Distributor's parent company
3.    Includes $4,977 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on
Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an Ending Redeemable
Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y sharesEach is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 09/30/04

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                                   class)           class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   207.34%  226.10%   11.69%   18.50%    3.23%   4.46%   11.88%   12.55%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   194.88%  194.88%   12.55%   17.55%    3.31%   3.66%   12.81%   12.81%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   202.46%  202.46%   16.64%   17.64%    3.68%   3.68%   11.70%   11.70%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N      4.29%    4.29%   17.10%   18.10%    1.18%  1.18%4      N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y5    -5.22%   -5.22%   18.90%   18.90%   -1.45%  -1.45%      N/A      N/A

---------------------------------------------------------------------------------

1. Inception of Class A:      10/22/90
2. Inception of Class B:      10/10/95
3. Inception of Class C:      12/1/93
4. Inception of Class N:      3/1/01
5. Inception of Class Y:      2/1/01

-----------------------------------------------------------------------------

   Average Annual Total Returns for Class A1 Shares (After Sales Charge)
                       For the Periods Ended 09/30/04

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year         5-Years         10-Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     11.69%          2.57%            9.52%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   7.60%           2.42%            8.91%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------

1. Inception of Class A:      10/22/90

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the world stock funds category.

            Morningstar proprietary star ratings reflect historical
risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance
|X|   of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,

o     information about the performance of the economies of particular countries or regions,

o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,

o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
                ---
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock
Exchange (the "Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Income Fund           Street Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Champion Income Fund          Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund

                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National

Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer International Value Fund      Limited-Term New York Municipal Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

            There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. Letters do not consider Class
C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period").
At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price
(including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k)
plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the
Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the
Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the
Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the
Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class
C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class
B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept purchase order of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of
            Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
            IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
            A shares the new account balance may become subject to the Minimum
            Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below
         $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
      o  Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
            programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
                                 ------------------------
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

|X|   |X|   Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked"
               prices on the valuation date or, if not,  at the closing "bid"
               price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the
Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class
C, and Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.
Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class
A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this
Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional
Information.

|X|   |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer
Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund.
In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:

   Centennial America Fund, L.P.             Centennial Money Market Trust
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt

                                             Trust

   Centennial Government Trust               Centennial Tax Exempt Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund      Oppenheimer International Small Company
                                             Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

   Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
   o  Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation
      Fund, and only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer
      Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund until after the expiration of the warranty period (8/5/2010).

o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund II until after the expiration of the warranty period
      (2/4/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund III until after the expiration of the warranty period
      (12/6/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in that exchange will be subject to the Class A
Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than Limited-Term Government Fund,
Limited Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer
Capital Preservation Fund and Oppenheimer Senior Floating Rate Fund), the Class
B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer Capital
Preservation Fund and Oppenheimer Senior Floating Rate Fund, the Class B
contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class
Y shares. That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the
Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when
-------
required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively connected
                                                     ---
with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent   Registered   Public   Accounting  Firm.  KPMG  LLP  served  as  the
Independent  Registered  Public Accounting Firm for the Fund. KPMG LLP audits the
Fund's financial  statements and performs other related audit services.  KPMG LLP also  acts as the  independent  registered  public  accounting  firm for  certain other  funds  advised by the  Manager  and its  affiliates.  Audit and  non-audit services  provided  by KPMG LLP to the Fund  must be  pre-approved  by the  Audit
Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Global Opportunities Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Global Opportunities Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 21, 2004

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                         VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--96.4%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
-------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bayerische Motoren
Werke AG                                             300,000   $    12,368,095
-------------------------------------------------------------------------------
Hero Honda
Motors Ltd.                                        1,000,000         9,752,221
-------------------------------------------------------------------------------
Porsche AG, Preferred                                100,000        64,831,454
                                                               ----------------
                                                                    86,951,770

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Krispy Kreme
Doughnuts, Inc. 1                                  1,000,000        12,660,000
-------------------------------------------------------------------------------
Six Flags, Inc. 1                                  2,000,000        10,880,000
                                                               ----------------
                                                                    23,540,000

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Brillian Corp. 1,2                                 1,376,475         6,097,784
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
Amazon.com, Inc. 1                                   700,000        28,602,000
-------------------------------------------------------------------------------
MEDIA--9.2%
Pixar, Inc. 1                                        200,000        15,780,000
-------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1,2                                   66,116,475       211,572,720
-------------------------------------------------------------------------------
Toei Animation
Co. Ltd.                                             200,000         9,380,539
-------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                          400,000        12,780,000
                                                               ----------------
                                                                   249,513,259

-------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Sears Roebuck & Co.                                  800,000        31,880,000
-------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Hennes & Mauritz
AB, B Shares                                       1,800,000        49,572,133
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Luxottica Group SpA                                1,000,000        17,933,427
-------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-------------------------------------------------------------------------------
BEVERAGES--0.7%
Ito En Ltd.                                          400,000        17,488,524
-------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Nestle SA                                             20,000         4,594,009
-------------------------------------------------------------------------------
Thorntons plc 2                                    4,300,000        12,700,915
                                                               ----------------
                                                                    17,294,924

-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Kao Corp.                                          1,000,000        22,133,345
-------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                         100,000         4,174,000
-------------------------------------------------------------------------------
Shiseido Co. Ltd.                                  2,000,000        24,633,005
                                                               ----------------
                                                                    28,807,005

-------------------------------------------------------------------------------
FINANCIALS--13.9%
-------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Northern Trust Corp.                                 300,000        12,240,000
-------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
Anglo Irish Bank
Corp.                                              1,000,000        18,343,832
-------------------------------------------------------------------------------
Banco Bradesco SA,
Sponsored ADR                                        200,000        10,540,000
-------------------------------------------------------------------------------
Banco Comercial
Portugues SA                                      12,000,000        26,116,642
-------------------------------------------------------------------------------
Commerce Bancorp,
Inc.                                                 600,700        33,158,640
-------------------------------------------------------------------------------
Itausa-Investimentos
Itau SA, Preference                                5,101,303         6,836,246
-------------------------------------------------------------------------------
Nordbanken
Holding AB                                         3,500,000        28,604,590
-------------------------------------------------------------------------------
Sumitomo Trust &
Banking Co. Ltd.
(The)                                              5,000,000        29,632,323
                                                               ----------------
                                                                   153,232,273

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Instinet Group, Inc. 1                             2,000,000        10,060,000
-------------------------------------------------------------------------------
MLP AG                                             2,000,000        32,135,906
                                                               ----------------
                                                                    42,195,906

-------------------------------------------------------------------------------
INSURANCE--5.5%
Aegon NV                                           1,000,000        10,794,879
-------------------------------------------------------------------------------
Allianz AG                                           200,000        20,122,251
-------------------------------------------------------------------------------
Assicurazioni
Generali SpA                                       1,000,000        27,521,966

                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Aviva plc                                          2,000,000   $    19,842,348
-------------------------------------------------------------------------------
Axa SA                                             1,150,000        23,297,910
-------------------------------------------------------------------------------
Chubb Corp.                                          200,000        14,056,000
-------------------------------------------------------------------------------
Muenchener
Rueckversicherungs-
Gesellschaft AG                                      200,000        19,226,823
-------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                 300,000        14,112,000
                                                               ----------------
                                                                   148,974,177

-------------------------------------------------------------------------------
REAL ESTATE--0.7%
Mitsubishi Estate
Co. Ltd.                                           1,000,000        10,453,120
-------------------------------------------------------------------------------
Solidere, GDR 1,3                                  1,344,575         9,277,568
                                                               ----------------
                                                                    19,730,688

-------------------------------------------------------------------------------
HEALTH CARE--23.4%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--5.8%
Affymetrix, Inc. 1                                 1,500,000        46,065,000
-------------------------------------------------------------------------------
Alexion
Pharmaceuticals, Inc. 1,2                          2,800,000        50,400,000
-------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                            1,300,000        22,230,000
-------------------------------------------------------------------------------
Neurogen Corp. 1,2                                 2,000,000        12,920,000
-------------------------------------------------------------------------------
Neurogen Corp. 1,2,4                                 200,000         1,292,000
-------------------------------------------------------------------------------
Q-Med AB                                             999,975        24,998,345
                                                               ----------------
                                                                   157,905,345

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Analogic Corp. 2                                     700,000        29,183,000
-------------------------------------------------------------------------------
bioMerieux 1                                         647,900        22,553,239
-------------------------------------------------------------------------------
Elekta AB, B Shares 1                                600,000        14,587,311
-------------------------------------------------------------------------------
GN Store Nord AS                                   4,500,000        45,496,324
                                                               ----------------
                                                                   111,819,874

-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Nicox SA 1,2                                       5,077,849        20,018,756
-------------------------------------------------------------------------------
PHARMACEUTICALS--12.8%
H. Lundbeck AS                                     3,000,000        54,395,053
-------------------------------------------------------------------------------
Merck & Co., Inc.                                    600,000        19,800,000
-------------------------------------------------------------------------------
Nektar Therapeutics 1,2                           12,000,000       173,760,000
-------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                 400,000        29,051,655
-------------------------------------------------------------------------------
Santen Pharmaceutical
Co. Ltd.                                           1,000,000        18,042,994
-------------------------------------------------------------------------------
Tong Ren Tang
Technologies Co. Ltd.                              2,009,000         4,380,274
-------------------------------------------------------------------------------
UCB SA                                               900,000        47,983,733
                                                               ----------------
                                                                   347,413,709

-------------------------------------------------------------------------------
INDUSTRIALS--3.1%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Secom Co. Ltd.                                       800,000        27,850,748
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Schneider Electric SA                                200,000        12,946,392
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Siemens AG                                           600,000        44,025,196
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.5%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.5%
JDS Uniphase Corp. 1                              10,000,000        33,700,000
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                       301,600        11,774,464
-------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares 1                                        18,000,000        55,876,818
-------------------------------------------------------------------------------
Toyo Communication
Equipment Co. Ltd. 1,2                             4,000,000        16,252,329
-------------------------------------------------------------------------------
Uniden Corp.                                       1,500,000        31,563,878
                                                               ----------------
                                                                   149,167,489

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Synaptics, Inc. 1                                  1,000,000        20,160,000
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
Coherent, Inc. 1                                     500,000        12,970,000
-------------------------------------------------------------------------------
Electrocomponents
plc                                                8,000,000        45,084,715
-------------------------------------------------------------------------------
Epcos AG 1                                         1,000,000        15,060,597
-------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                             900,000        43,357,724
                                                               ----------------
                                                                   116,473,036

-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
EarthLink, Inc. 1                                  2,000,000        20,600,000
-------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                          300,000        14,125,347

                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                                         VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--15.9%
Advanced Micro
Devices, Inc. 1                                   17,000,000   $   221,000,000
-------------------------------------------------------------------------------
ARM Holdings plc                                  10,000,000        15,130,923
-------------------------------------------------------------------------------
Cree, Inc. 1                                       1,500,200        45,801,106
-------------------------------------------------------------------------------
National
Semiconductor Corp. 1                              6,000,000        92,940,000
-------------------------------------------------------------------------------
Three-Five
Systems, Inc. 1,2                                  4,139,500        11,342,230
-------------------------------------------------------------------------------
Transmeta Corp. 1,2                               17,000,000        21,420,000
-------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 1                              6,000,000        23,400,000
                                                               ----------------
                                                                   431,034,259

-------------------------------------------------------------------------------
SOFTWARE--3.9%
Autonomy Corp.
plc 1,2                                           10,002,346        34,301,785
-------------------------------------------------------------------------------
BEA Systems, Inc. 1                                1,000,000         6,910,000
-------------------------------------------------------------------------------
Business Objects SA 1                                300,000         6,939,565
-------------------------------------------------------------------------------
Nintendo Co. Ltd.                                    300,000        36,758,624
-------------------------------------------------------------------------------
Novell, Inc. 1                                     2,000,000        12,620,000
-------------------------------------------------------------------------------
Siebel Systems, Inc. 1                             1,000,000         7,540,000
                                                               ----------------
                                                                   105,069,974

-------------------------------------------------------------------------------
MATERIALS--2.2%
-------------------------------------------------------------------------------
CHEMICALS--2.2%
Eastman
Chemical Co.                                         400,000        19,020,000
-------------------------------------------------------------------------------
Novozymes AS,
B Shares                                             900,000        40,608,289
                                                               ----------------
                                                                    59,628,289

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
e.Biscom 1                                           500,000        24,866,774
                                                               ----------------
Total Common Stocks
(Cost $2,505,421,453)                                            2,619,292,403

                                                       UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Sirius Satellite Radio,
Inc. Wts., Exp. 5/15/09 1,2,4
(Cost $880,147)                                       18,000               180

                                                   PRINCIPAL
                                                      AMOUNT
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.7%
-------------------------------------------------------------------------------
Undivided interest of 13.72% in joint
repurchase agreement (Principal Amount/
Value $729,739,000, with a maturity value
of $729,775,487) with UBS Warburg LLC,
1.80%, dated 9/30/04, to be repurchased
at $100,107,005 on 10/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $745,857,878
(Cost $100,102,000)                            $ 100,102,000       100,102,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,606,403,600)                                  100.1%    2,719,394,583
-------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                            (0.1)       (1,392,046)
                                               --------------------------------
NET ASSETS                                             100.0%  $ 2,718,002,537
                                               ================================

                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2004. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2004 amounts to $601,261,699. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES
GROSS         GROSS           SHARES
                                                  SEPT. 30, 2003
ADDITIONS    REDUCTIONS   SEPT. 30, 2004
------------------------------------------------------------------------------------------------------------

STOCKS AND/OR WARRANTS
Alexion Pharmaceuticals, Inc.                          2,800,000
--            --        2,800,000
Analogic Corp.                                                --
700,000            --          700,000
Autonomy Corp. plc                                            --
10,002,346            --       10,002,346
Brillian Corp.                                         1,034,875
341,600            --        1,376,475
Nektar Therapeutics                                    8,000,000
4,000,000            --       12,000,000
Neurogen Corp.                                         2,000,000
--            --        2,000,000
Neurogen Corp.                                           200,000
--            --          200,000
Nicox SA                                               3,000,000
2,077,849            --        5,077,849
Sirius Satellite Radio, Inc.                          76,116,475
--    10,000,000       66,116,475
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09               --       18,000
*          --           18,000
Thorntons plc                                          5,397,480
--     1,097,480        4,300,000
Three-Five Systems, Inc.                               4,139,500
--            --        4,139,500
Toyo Communication Equipment Co. Ltd.                  4,000,000
--            --        4,000,000
Transmeta Corp.                                               --
17,000,000            --       17,000,000

                                                      UNREALIZED
                                                    APPRECIATION
DIVIDEND       REALIZED
                                                  (DEPRECIATION)      INCOME
GAIN (LOSS)
--------------------------------------------------------------------------------------------

STOCKS AND/OR WARRANTS
Alexion Pharmaceuticals, Inc.                     $  (22,096,425)  $      --
$         --
Analogic Corp.                                           533,769
--             --
Autonomy Corp. plc                                   (13,383,963)
--             --
Brillian Corp.                                       (38,017,645)
--             --
Nektar Therapeutics                                  (89,562,419)
--             --
Neurogen Corp.                                       (13,815,884)
--             --
Neurogen Corp.                                        (3,708,000)
--             --
Nicox SA                                              (7,679,979)
--             --
Sirius Satellite Radio, Inc.                         158,360,342
--     20,556,175
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09         (879,967)
--             --
Thorntons plc                                            (81,392)
519,082     (1,264,101)
Three-Five Systems, Inc.                            (128,769,383)
--             --
Toyo Communication Equipment Co. Ltd.                (43,644,968)
--             --
Transmeta Corp.                                      (29,826,405)
--             --

------------------------------------------
                                                  $ (232,572,319)  $ 519,082
$ 19,292,074

==========================================

* Received as the result of a corporate action.

                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $9,277,568 or 0.34% of the Fund's net assets as of September 30, 2004.

4. Illiquid or restricted security. See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS             VALUE    PERCENT
-------------------------------------------------
United States         $ 1,435,003,124       52.8%
Japan                     301,672,500       11.1
Germany                   207,770,322        7.6
Sweden                    173,639,197        6.4
Denmark                   140,499,666        5.2
United Kingdom            127,060,686        4.7
France                    114,807,517        4.2
Italy                      70,322,167        2.6
Belgium                    47,983,733        1.8
Portugal                   26,116,642        0.9
Ireland                    18,343,832        0.7
Brazil                     17,376,246        0.6
The Netherlands            10,794,879        0.4
India                       9,752,221        0.3
Lebanon                     9,277,568        0.3
Switzerland                 4,594,009        0.2
Hong Kong                   4,380,274        0.2
                      ---------------------------
Total                 $ 2,719,394,583      100.0%
                      ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,772,569,582)                        $
2,118,132,884
Affiliated companies (cost $833,834,018)
601,261,699

----------------

2,719,394,583
------------------------------------------------------------------------------------
Cash
1,263,265
------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
contracts                             4
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold
4,919,762
Interest and dividends
3,637,580
Shares of beneficial interest sold
2,208,417
Other
47,361

----------------
Total assets
2,731,470,972

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts
35,057
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed
5,291,635
Investments purchased
4,772,883
Distribution and service plan fees
1,648,007
Transfer and shareholder servicing agent fees
546,349
Trustees' compensation
519,302
Shareholder communications
367,663
Foreign capital gains tax
159,480
Other
128,059

----------------
Total liabilities
13,468,435

------------------------------------------------------------------------------------
NET ASSETS                                                          $
2,718,002,537

================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $
105,463
------------------------------------------------------------------------------------
Additional paid-in capital
2,958,550,643
------------------------------------------------------------------------------------
Accumulated net investment loss
(23,767,130)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(329,724,624)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
112,838,185

----------------
NET ASSETS                                                          $
2,718,002,537

================

                   26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,572,486,995
and 60,170,177 shares of beneficial interest
outstanding)                                  $ 26.13
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)
$ 27.72
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $701,802,625 and
27,794,252 shares
of beneficial interest
outstanding)                                                        $ 25.25
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $385,819,580 and
15,264,636 shares
of beneficial interest
outstanding)                                                        $ 25.28
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $40,989,135 and 1,589,857 shares
of beneficial interest
outstanding)                                                        $ 25.78
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $16,904,202 and 644,405 shares of beneficial interest
outstanding)                      $ 26.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,056,486)   $
25,529,597
Affiliated companies (net of foreign withholding taxes of $57,676)
519,082
----------------------------------------------------------------------------------------
Interest
747,417

--------------
Total investment income
26,796,096

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees
19,459,888
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A
3,768,012
Class B
7,528,746
Class C
3,930,373
Class N
169,531
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A
3,178,067
Class B
2,109,547
Class C
879,893
Class N
104,413
Class
Y
18,758
----------------------------------------------------------------------------------------
Shareholder communications:
Class B
113,400
Class
C
14,456
----------------------------------------------------------------------------------------
Custodian fees and expenses
379,192
----------------------------------------------------------------------------------------
Trustees' compensation
119,539
----------------------------------------------------------------------------------------
Other
159,695

--------------
Total expenses
41,933,510
Less reduction to custodian
expenses                                             (7,626)
Less payments and waivers of expenses
(125,426)

--------------
Net expenses
41,800,458

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
(15,004,362)

                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                 $
67,686,458
   Affiliated companies
19,292,074
Foreign currency transactions
65,150,078
Net increase from payment by affiliate
113,172

--------------
Net realized gain
152,241,782
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $159,480)
261,878,589
Translation of assets and liabilities denominated in foreign currencies
(12,567,348)

--------------
Net change in unrealized appreciation (depreciation)
249,311,241

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $
386,548,661

==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,
2004              2003
---------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------
Net investment loss                                        $   (15,004,362)
$   (14,899,814)
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                       152,241,782
(330,249,048)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           249,311,241
1,066,084,763

----------------------------------
Net increase in net assets resulting from operations
386,548,661       720,935,901

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A
--       (11,724,633)
Class B
--        (1,829,181)
Class C
--        (1,066,122)
Class N
--          (163,722)
Class Y
--           (90,153)
---------------------------------------------------------------------------------------------
Tax return of capital:
Class A
--        (1,191,522)
Class B
--          (697,308)
Class C
--          (341,246)
Class N
--           (19,258)
Class Y
--            (7,100)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A
178,635,656       (52,577,512)
Class B
(72,891,348)      (80,332,764)
Class C
(3,835,712)      (27,020,179)
Class N
14,305,000         6,106,633
Class Y
7,247,887         2,118,152

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase
510,010,144       552,099,986
---------------------------------------------------------------------------------------------
Beginning of period                                          2,207,992,393
1,655,892,407

----------------------------------
End of period (including accumulated net investment loss
of $23,767,130 and $11,766,828, respectively)              $ 2,718,002,537   $
2,207,992,393

==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,               2004
2003              2002              2001            2000
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     22.05       $     15.06
$     17.96       $     30.02     $     23.37
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.06)
(.07)             (.03)              .08             .11
Net realized and unrealized gain (loss)            4.14
7.29             (2.83)           (11.28)           8.19

------------------------------------------------------------------------------------
Total from investment operations                   4.08
7.22             (2.86)           (11.20)           8.30
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 --
(.21)             (.02)             (.05)           (.33)
Tax return of capital                                --
(.02)               --                --              --
Distributions from net realized gain                 --
--              (.02)             (.81)          (1.32)

------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --
(.23)             (.04)             (.86)          (1.65)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     26.13       $     22.05
$     15.06       $     17.96     $     30.02

====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                18.50%
48.34%           (16.01)%          (38.30)%         36.54%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 1,572,487       $ 1,185,092
$   865,444       $ 1,061,527     $ 1,566,609
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,533,808       $   963,783
$ 1,209,791       $ 1,444,832     $ 1,159,085
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                      (0.20)%
(0.48)%           (0.17)%            0.38%           0.72%
Total expenses                                     1.19% 3,4         1.36%
3,4         1.40% 3,4         1.22% 3         1.20% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              52%
61%               39%               53%             48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                   2004
2003         2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.48      $   14.66
$   17.60      $   29.59    $     23.15
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.33)
(.26)        (.20)          (.08)          (.02)
Net realized and unrealized gain (loss)                4.10
7.15        (2.72)        (11.10)          8.02

---------------------------------------------------------------------
Total from investment operations                       3.77
6.89        (2.92)        (11.18)          8.00
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --
(.05)          --             --           (.24)
Tax return of capital                                    --
(.02)          --             --             --
Distributions from net realized gain                     --
--         (.02)          (.81)         (1.32)

---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --
(.07)        (.02)          (.81)         (1.56)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   25.25      $   21.48
$   14.66      $   17.60    $     29.59

=====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    17.55%
47.15%      (16.63)%       (38.74)%        35.48%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 701,803      $ 659,224    $
522,255      $ 674,707    $ 1,013,614
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 753,094      $ 564,030    $
747,894      $ 922,355    $   711,304
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (1.06)%
(1.28)%      (0.92)%        (0.37)%        (0.05)%
Total expenses                                         2.03%
2.23%        2.16%          1.97%          1.97%
Expenses after payments and waivers
and reduction to custodian expenses                     N/A 3,4
2.14%         N/A 3,4        N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%
61%          39%            53%            48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                   2004
2003          2002            2001          2000
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.49       $   14.67
$   17.61       $   29.61     $   23.15
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.26)
(.24)         (.19)           (.09)         (.07)
Net realized and unrealized gain (loss)                4.05
7.14         (2.73)         (11.10)         8.07

------------------------------------------------------------------------
Total from investment operations                       3.79
6.90         (2.92)         (11.19)         8.00
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --
(.06)           --              --          (.22)
Tax return of capital                                    --
(.02)           --              --            --
Distributions from net realized gain                     --
--          (.02)           (.81)        (1.32)

------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --
(.08)         (.02)           (.81)        (1.54)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   25.28       $   21.49
$   14.67       $   17.61     $   29.61

========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    17.64%
47.20%       (16.62)%        (38.75)%       35.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 385,820       $ 332,257
$ 253,560       $ 318,082     $ 494,774
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 393,202       $ 276,023
$ 356,480       $ 446,283     $ 377,158
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (0.99)%
(1.26)%       (0.90)%         (0.36)%       (0.05)%
Total expenses                                         1.96% 3,4       2.15%
3       2.13% 3,4       1.97% 3       1.98% 3
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%
61%           39%             53%           48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                  2004          2003
2002        2001 1
----------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  21.83      $  14.96    $
17.94      $  25.19
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05)         (.04)
(.06)         (.06)
Net realized and unrealized gain (loss)               4.00          7.15
(2.81)        (7.19)

--------------------------------------------------
Total from investment operations                      3.95          7.11
(2.87)        (7.25)
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --          (.22)
(.09)           --
Tax return of capital                                   --
(.02)         --            --
Distributions from net realized gain                    --            --
(.02)           --

--------------------------------------------------
Total dividends and/or distributions
to shareholders                                         --          (.24)
(.11)           --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  25.78      $  21.83    $
14.96      $  17.94

==================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.10%        47.94%
(16.19)%      (28.78)%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 40,989      $ 22,900    $
10,490      $  1,704
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 33,972      $ 15,577    $
8,179      $    407
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.54)%       (0.68)%
(1.33)%       (2.44)%
Total expenses                                        1.54%         1.70%
1.61%         1.58%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4,5
1.64%        N/A 4,5       N/A 4
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%
61%         39%           53%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                  2004       2003
2002      2001 1
-----------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  22.06    $ 15.09    $
17.99    $  28.40
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .07        .06
..09        (.05)
Net realized and unrealized gain (loss)               4.10       7.25
(2.85)     (10.36)

---------------------------------------------
Total from investment operations                      4.17       7.31
(2.76)     (10.41)
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --       (.32)
(.12)         --
Tax return of capital                                   --       (.02)
--          --
Distributions from net realized gain                    --         --
(.02)         --

---------------------------------------------
Total dividends and/or distributions
to shareholders                                         --       (.34)
(.14)         --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $  26.23    $ 22.06    $
15.09    $  17.99

=============================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.90%     49.07%
(15.58)%    (36.66)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 16,904    $ 8,519    $
4,144    $  4,215
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 14,612    $ 5,743    $
5,231    $  1,240
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          0.19%      0.04%
0.34%      (1.52)%
Total expenses                                        0.85%      0.90%
0.88%       1.08%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4      N/A 4
N/A 4      1.06%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%        61%
39%         53%

1. For the period from February 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

                                       A-6

                                   Appendix A

                               RATINGS DEFINITIONS
                               -------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's  Ratings  Services  ("Standard  &  Poor's"),  a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An  obligation  rated "AAA" have the highest  rating  assigned by Standard &
Poor's.  The  obligor's  capacity  to  meet  its  financial   commitment  on  the
obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small  degree.  The obligor's  capacity to meet its  financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects
of  changes  in  circumstances  and  economic   conditions  than  obligations  in
higher-rated  categories.  However,  the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection  parameters.  However, adverse  economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  "BB" are less  vulnerable  to  nonpayment  than  other speculative issues.  However,  they face major ongoing  uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to the
obligor's   inadequate   capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated "B" are more  vulnerable to nonpayment  than  obligations rated "BB",  but the obligor  currently  has the  capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,   or  economic
conditions  will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic  conditions for the obligor  to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial,  or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred  stock  obligations  rated "C" are  currently highly  vulnerable  to  nonpayment.  The  "C"  rating  may be  used  to  cover  a situation  where a bankruptcy  petition has been filed or similar  action  taken, but  payments  on  this  obligation  are  being  continued.  A "C"  also  will be assigned  to a  preferred  stock issue in arrears on  dividends  or sinking  fund payments, but that is currently paying.

D: An obligation  rated "D" are in payment  default.  The "D" rating  category is used  when  payments  on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless Standard & Poor's believes that such  payments  will be made during such grace  period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance  of the ratings is contingent  upon  Standard & Poor's  receipt of an executed  copy  of the  escrow  agreement  or  closing  documentation  confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                       B-1
                                   Appendix B

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                      C-11

                                   Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

   Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special
            arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
            Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

              Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code),
         in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest International
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

o     Shareholders who were shareholders of the AMA Family of Funds on February
            28, 1991 and who acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

o     withdrawals under an automatic withdrawal plan holding only either Class
            B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
            Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
       Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
                                        Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.         Special Reduced Sales Charge for Former Shareholders of Advance
                                  America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                              Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

|_|   dealers,  brokers or registered  investment  advisors that had entered into an agreement  with the  Distributor  or prior  distributor of the Fund's shares  to sell  shares  to  defined  contribution  employee  retirement plans for which the  dealer,  broker,  or  investment  advisor  provides administrative services.

Oppenheimer Global Opportunities Fund

Internet Website:
www.oppenheimerfunds.com
------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank

Citibank, N.A.
      111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm

      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX215.001.1104

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the
Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.

7 This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Amended and Restated  Declaration of Trust dated 6/01/03 for Oppenheimer
Global Opportunities Fund (formerly  Oppenheimer Global Growth & Income Fund):
Previously filed with Registrant's  Post-Effective Amendment No. 23, 11/21/03,
and incorporated herein by reference.

(b)   By-Laws,  Amended  and  Restated as of  6/01/03:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 23,  11/21/03,  and  incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
      Registrant's    Post-Effective   Amendment   No.   23,   11/21/03,   and
      incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
      Registrant's    Post-Effective   Amendment   No.   23,   11/21/03,   and
      incorporated herein by reference.

      (iii) Specimen  Class  C  Share   Certificate:   Previously  filed  with
      Registrant's    Post-Effective   Amendment   No.   23,   11/21/03,   and
      incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
      Registrant's    Post-Effective   Amendment   No.   23,   11/21/03,   and
      incorporated herein by reference.

      (v)   Specimen  Class  Y  Share   Certificate:   Previously  filed  with
      Registrant's    Post-Effective   Amendment   No.   23,   11/21/03,   and
      incorporated herein by reference.

(d)   Amended  and  Restated   Investment  Advisory  Agreement  dated  1/1/01:
Previously filed with Registrant's  Post-Effective  Amendment No. 21 (9/03/02)
and incorporated herein by reference.

(e)   (i)   General Distributor's  Agreement dated 12/10/92:  Previously filed with Registrant's  Post-Effective  Amendment No. 4, 1/29/93, and refiled
      with  Post-Effective  Amendment  No.  7  to  Registrant's   Registration
      Statement,  12/1/94,  pursuant  to  Item  102  of  Regulation  S-T,  and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated Retirement Plan for Non-Interested Trustees
      or Directors dated 8/9/01: Previously filed with Post-Effective
      Amendment No. 34 to the Registration Statement of Oppenheimer Gold &
      Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)  Form of Deferred Compensation Plan for Disinterested
      Trustees/Directors: Previously filed with Post-Effective Amendment No.
      26 to the Registration Statement of Oppenheimer Gold & Special Minerals
      Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003, between
      Registrant and Citibank, N.A.: Previously filed with the Pre-Effective
      Amendment No. 1 to the Registration Statement of Oppenheimer
      International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and
      incorporated herein by reference.

      (ii)  Amended and Restated Foreign Custody Manager Agreement dated May
      31, 2001, as amended July 15, 2003, between Registrant and Citibank,
      N.A: Previously filed with the Pre-Effective Amendment No. 1 to the
      Registration Statement of Oppenheimer International Large-Cap Core
      Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent of Counsel  dated  9/7/90:  Previously  filed with
Registrant's   Pre-Effective   Amendment   No.  2   (9/11/90),   refiled  with
Post-Effective  Amendment  No. 7 (12/1/94)  pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter dated 8/14/90 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 2,
9/11/90, and incorporated herein by reference.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
      shares dated 46/14/02/15/04 under Rule 12b-1:  Filed herewith.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for Class B shares  dated  2/12/98  under Rule 12b-1:  Previously  filed
      with  Registrant's   Post-Effective   Amendment  No.  16,  1/27/99,  and
      incorporated herein by reference.

      (iii) Distribution  and Service  Plan and  Agreement  for Class C shares dated 8/20/02: 2/18/04 under Rule 12b-1: Filed herewith.

      (iv)  Distribution  and Service Plan  Agreement for Class N Shares dated
      1/16/01   under  Rule   12b-1:   Previously   filed  with   Registrant's
      Post-Effective  Amendment No. 20, 1/23/02,  and  incorporated  herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
9/15/04:  Previously  filed  with  Post-Effective  Amendment  No.  24  to  the
Registration  Statement of  Oppenheimer  Cash Reserves  (Reg.  No.  33-23223),
9/27/04, and incorporated herein by reference

(o)   (i) Powers of Attorney for John Murphy, Brian Wixted and all
      Trustees/Directors except for Mary Miller: Previously filed with
      Post-Effective Amendment No. 62 to the Registration Statement of
      Oppenheimer Growth Fund (Reg. No. 2-45272), 10/22/04, and incorporated herein by reference.

      (ii) Powers of Attorney for Mary Miller: Previously filed with
      Post-Effective Amendment No. 79 to the Registration Statement of
      Oppenheimer Global Fund (Reg. No. 2-31661), 11/26/04, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference is made to the  provisions  of Article  Seven of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni       Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds   Legacy   Program.    Secretary
                               (since   June   2003)   of:   HarbourView   Asset
                               Management Corporation,  OFI Private Investments,
                               Inc.  and  OFI  Institutional  Asset  Management,
                               Inc.  Assistant  Secretary  (since December 2001)
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of

                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice President: Rochester

                                    Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Hyer,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Formerly    (until   December   2003)   Assistant
Assistant Vice President &     Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional   Asset   Management,    Inc.   and
                               Oppenheimer Real Asset Management,  Inc. Formerly
                               an Associate at Sidley  Austin Brown and Wood LLP
                               (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,

                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI

                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment

                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jesper Nergaard,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              Formerly   a   Vice   President,   Research   and
Assistant Vice President       Development  at  Crucial  Security  Inc.  (August
                               2000-May 2002;  part-time while attending  school
                               until 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of

                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Walters,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   Formerly a Vice  President at AIG Trading  (March
Assistant Vice President       2003-May  2004)  prior to which he was a Managing
                               Director at ING Barings  (December  1999-February
                               203).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June

Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  Vice President of  OppenheimerFunds  Distributor,
Vice President: Rochester      Inc.
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Healy(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
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Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137

---------------------------------------------------------------------------------
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Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
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Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
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Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
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Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

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Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
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Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
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Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
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Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
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Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
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Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
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Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
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Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

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David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
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Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
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Paul R. LeMire(2)               Vice President            None

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Eric J. Liberman(2)             Vice President            None

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Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
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Thomas Loncar(1)                Vice President            None

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Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

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John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
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Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
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Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
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Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
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LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
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Sandie Massaro(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
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Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
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Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020
---------------------------------------------------------------------------------
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Craig Meister                   Vice President            None
1880 Hemlock Cricle
Abinston, PA 19001

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Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
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Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
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David W. Mountford(2)           Vice President            None

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Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
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John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
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Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
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Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
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Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

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---------------------------------------------------------------------------------

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
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Brian C. Perkes                 Vice President            None
6 Lawton Ct.

Frisco, TX 75034
---------------------------------------------------------------------------------
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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
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---------------------------------------------------------------------------------
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Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
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Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

---------------------------------------------------------------------------------
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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
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Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
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James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
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Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 24th day of November, 2004.

                              OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*      Chairman of the

---------------------------  Board of Trustees           November 24, 2004
Clayton K. Yeutter

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer           November 24, 2004
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        November 24, 2004
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     November 24, 2004

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     November 24, 2004

----------------------
Phillip A. Griffiths

/s/ Mary Miller*
---------------------        Trustee                     November 24, 2004
Mary Miller

/s/ Joel W. Motley*          Trustee                     November 24, 2004

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                     November 24, 2004

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     November 24, 2004

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                    November 24, 2004

----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Mitchell J. Lindauer

-----------------------------------------

Mitchell J. Lindauer, Attorney-in-Fact

                    OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                       Post-Effective Amendment No. 24

                     Registration Statement No. 33-33799

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23(j)             Independent Registered Public Accounting Firm's Consent

23(m)(i)          Amended and Restated Service Plan and Agreement for
                  Class A shares

23(m)(iii)        Amended and Restated Distribution and Service Plan and
                  Agreement for Class C Shares